Notes Payable (Summary of Information Regarding Loans) (Details)	Jun. 18, 2019 USD ($) shares
Loan Principal Amount | $	$ 19,100,000
Shares of Common Stock into which Loan Were Converted | shares	1,855,361
June 28, 2018 [Member]
Loan Principal Amount | $	$ 500,000
Shares of Common Stock into which Loan Were Converted | shares	48,570
June 28, 2018 [Member]
Loan Principal Amount | $	$ 100,000
Shares of Common Stock into which Loan Were Converted | shares	9,714
October 10, 2018 [Member]
Loan Principal Amount | $	$ 1,000,000
Shares of Common Stock into which Loan Were Converted | shares	97,139
December 7, 2018 [Member]
Loan Principal Amount | $	$ 17,500,000
Shares of Common Stock into which Loan Were Converted | shares	1,699,938